Other Assets - Collateral For Bank Loans and Government Grants (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 01, 2022 USD ($)	Apr. 01, 2022 TWD ($)
Disclosure of financial assets [abstract]
Demand deposits pledged for bank loans	$ 2,530	$ 1,692
Time deposits pledged for bank guarantees	19	0
Time deposits pledged for government grants	0	201
Time deposits pledged for litigation	3,267	3,256
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 5,816	$ 5,149
Time deposits pledged for litigation, security bond amount			$ 3,267	$ 100,320